Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

(in thousands)	June 30, 2018	December 31, 2017
Insurance premiums	$168	$421
Security deposit	50	50
VAT/GST receivable	37	29
Software	26	15
Financing costs	25	70
Other[1]	76	115

Total prepaid expenses and other current assets	$382	$700

[1]

Other consists of various prepaid expenses and other current assets, with no individual item accounting for more than 5% of prepaid expenses and other current assets at June 30, 2018 and December 31, 2017.

Prepaid expenses and other current assets include the following:

(in thousands)	December 31, 2017	December 31, 2016
Insurance premiums	$421	$501
Financing costs	70	—
Security deposit	50	50
Other[1]	159	147

Total prepaid expenses and other current assets	$700	$698

[1]	Other consists of various prepaid expenses and other current assets, with no individual item accounting for more than 5% at December 31, 2017 and 2016.